BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Research and development	$ 595	$ 3,372	$ 697
Insurance	231	409	424
Other prepaids	135	219	214
Other current assets	5,734	2,517	995
Prepaid expenses and other assets	$ 6,695	$ 6,517	$ 2,330